Notes Payable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable
Future principal payments

Future principal payments under the Loan Agreement and insurance premium note as of December 31, 2016 are as follows:

Years ending December 31:
2017	$1,589,661
2018	1,666,667
2019	1,666,667
2020	138,889
Notes payable, balance as of December 31, 2016	5,061,884
Unamortized discount on notes payable	(697,596)
Notes payable, net, balance as of December 31, 2016	4,364,288
Current portion of notes payable, net	(1,589,661)
Long-term portion of notes payable, net	$2,774,627